Taxation (Details 6) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers				¥ 484,637		¥ 507,982
Accruals				478,484		589,322
Depreciation of fixed assets				4,827		5,103
Amortization of Intangible assets				9,360		16,059
Net operating tax loss carry forward				2,075,475		1,215,444
Deferred tax assets , gross				3,052,783		2,333,910
Less: valuation allowance	¥ (2,148,879)	¥ (472,389)	¥ (472,389)	(2,148,879)		(1,269,615)	¥ (472,389)
Total				903,904		1,064,295
Deferred tax liabilities:
Withholding income tax				382,030		391,862
Others						736
Total				382,030	$ 54,875	392,598
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period	1,269,615	472,389	241,394
Provision/(Write-off) for the year	879,264	797,226	230,995
Balance at the end of the period	¥ 2,148,879	¥ 1,269,615	¥ 472,389
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)	10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)	5.00%
Accrued withholding tax liabilities				846,600	121,600	679,400	¥ 707,100
Unrecognized deferred tax liabilities related to undistributed earnings of the Group's PRC subsidiaries				¥ 993,300	$ 142,700	¥ 1,057,700